Financial expenses and income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Financial expenses and income	Financial expenses and income
An analysis of Financial expenses and Financial income is set forth below:

(€ million)	2020	2019	2018
Cost of debt(a)	(328)	(318)	(396)
Interest income(b)	103	146	123
Cost of net debt	(225)	(172)	(273)
Non-operating foreign exchange gains/(losses)	(6)	1	6
Unwinding of discounting of provisions(c)	(11)	(25)	(24)
Net interest cost related to employee benefits	(59)	(87)	(75)
Gains/(losses) on disposals of financial assets	6	—	63
Net interest expense on lease liabilities(d)	(38)	(39)	—
Other	(4)	19	32
Net financial income/(expenses)	(337)	(303)	(271)
comprising: Financial expenses	(390)	(444)	(435)
Financial income	53	141	164
(a) Includes net gains on interest rate and currency derivatives used to manage debt: €93 million in 2020, €187 million in 2019 and €75 million in 2018.
(b) Includes net gains on interest rate and currency derivatives used to manage cash and cash equivalents: €66 million in 2020, €55 million in 2019 and €51 million in 2018.
(c) Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).
(d) Impact of the application of IFRS 16.

In 2020, 2019 and 2018, the impact of the ineffective portion of hedging relationships was not material.